Subsequent Events (Details) CLF in Thousands, $ in Millions, $ in Millions					3 Months Ended	12 Months Ended
	Feb. 18, 2026 CLF	Feb. 16, 2026 CLF	Feb. 02, 2026	Jan. 15, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023	Jan. 27, 2026	Dec. 31, 2025 CLF	Dec. 31, 2024 CLF
Disclosure of non-adjusting events after reporting period [line items]
Total | $						$ 306,629,511	$ 220,811,161
Average placement rate of the securities						16.65%	20.35%	14.11%
Charge, percent					0.13%		0.25%
Percentage of shares acquired percentage						5.17%	5.18%			5.17%	5.18%
Santander bonds in UF | Senior bonds
Disclosure of non-adjusting events after reporting period [line items]
Total										CLF 17,540	CLF 21,302
Santander bonds in UF | 0XBSTDBA0225 | Senior bonds
Disclosure of non-adjusting events after reporting period [line items]
Total										CLF 400
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.
Disclosure of non-adjusting events after reporting period [line items]
Direct			50.01%			99.99%	99.99%	99.99%
Bond Issuance
Disclosure of non-adjusting events after reporting period [line items]
Total | $				$ 500
Borrowings, interest rate				4.55%
Issue yield rate				4.558%
Borrowings, adjustment to interest rate basis				0.82%
Borrowings, maturity, period				5 years
Percentage of shares acquired percentage									49.99%
Bond Issuance | Santander bonds in UF | 0XBSTDBA0225 | Senior bonds
Disclosure of non-adjusting events after reporting period [line items]
Total	CLF 50	CLF 597
Average placement rate of the securities	2.70%	2.725%
Disposal of major subsidiary | Banco Santander-Chile
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership sold			49.98%
Disposal of major subsidiary | Santander Asesorías Financieras Limitada S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership sold			0.01%